Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets:
Property and equipment, net	$ 1,602	$ 1,432
Right-of-use assets	892	651
Other non-current assets and security deposits	319	809
Total non-current assets	2,813	2,892
Current assets:
Receivables and other	1,459	3,254
Prepaid expenses and other current assets	1,627	4,411
VAT receivable	240
Investments	51,340	32,535
Cash and cash equivalents	44,231	100,333
Total current assets	98,897	140,533
Total assets	101,710	143,425
Equity:
Share capital	3,715	3,715
Equity-settled employee benefits reserve	12,005	8,942
Foreign currency translation reserve	(10,899)	(12,972)
Additional paid-in capital	194,424	194,424
Accumulated deficit	(148,067)	(108,069)
Total equity	51,178	86,040
Non-current liabilities:
Deferred revenue	35,000	35,000
Lease liabilities	591	431
Total non-current liabilities	35,591	35,431
Current liabilities:
Trade payables and other	4,446	3,965
VAT payable		45
Borrowings	5,282	4,640
Lease liabilities	440	379
License liabilities		4,732
Accrued expenses and other current liabilities	4,773	8,193
Total current liabilities	14,941	21,954
Total liabilities	50,532	57,385
Total equity and liabilities	$ 101,710	$ 143,425